CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 5,062,160	$ 3,700,237	$ 11,194,248	$ 11,335,663
Adjustments to reconcile net income to cash (used in) provided by operating activities:
Depreciation	1,644,966	1,575,802	3,197,237	3,035,963
Deferred taxes	(4,514)	(938)	(219,351)	(1,280,927)
Amortization of intangible assets	2,056	0
Stock based compensation	192,404	145,322	20,761	519,006
Changes in operating assets and liabilities:
Accounts receivable	51,366	917,067	39,280	(866,783)
Notes receivable	15,837	(11,464,716)
Inventory	(1,647,090)	1,007,228	5,206,220	(5,877,616)
Advance to suppliers	(46,966,545)	(512,718)	10,968,601	(19,999,427)
Prepaid expenses and other current assets	(2,374,232)	4,191,304	4,226,875	(6,190,173)
Tax receivable	2,533,635	(3,462,424)	(3,724,511)	1,323,731
Due to / from related parties	33,859,723	595,657	(30,665,935)	1,738,889
Accounts payable	(859,301)	9,591,099	(595,055)	(7,520,512)
Accrued liabilities	100,949	130,061	(879,439)	(1,899,225)
Advance from customers	11,146,039	3,972,365	2,951,880	(18,226,423)
Income tax payable	1,872,070	(1,057,433)	538,246	3,215,403
CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	4,629,523	9,327,913	2,259,057	(40,692,431)
Cash flows from investing activities:
Cash received from related parties			0	42,410,230
Cash lent to related parties	0	(3,817,500)	(2,941,200)	0
Cash repaid by related parties			2,941,200	0
Cash paid to related party for fixed assets	(70,319)	(611,090)	(885,585)	(1,158,010)
Trade notes receivable			220,178	(221,280)
Purchase of intangible assets			(42,463)	0
Purchase of property, plant and equipment	(19,299)	(81,181)	(132,145)	(167,299)
CASH PROVIDED BY (USED IN) INVESTING ACTIVITIES	(89,618)	(4,509,771)	(840,015)	40,863,641
Cash flows from financing activities:
Cash repayment to related parties	0	(13,074,044)	(25,743,286)	(52,852,914)
Cash advance from related parties	0	10,840,420	22,935,157	52,852,914
Proceeds from common stock issued in private placement	1,200,000	0
Loan from third party			3,625,069	0
Banker's acceptance	9,502,241	0
Borrowing from bank	4,702,966	0
Repayment to bank	(4,702,966)	0
CASH PROVIDED BY FINANCING ACTIVITIES	10,702,241	(2,233,624)	816,940	0
Effect of exchange rate changes on cash	19,982	44,760	235,726	6,725
Net increase in cash and cash equivalents	15,262,128	2,629,278	2,471,708	177,935
Cash and cash equivalents, beginning balance	2,765,153	293,445	293,445	115,510
Cash and cash equivalents, ending balance	18,027,281	2,922,723	2,765,153	293,445
NON-CASH TRANSACTIONS
Common stock issuance - non cash			50	0
Assumption of VAT Liability from related party			963,345	0
SUPPLEMENTARY DISCLOSURE:
Interest paid	820,606	1,397,670	2,382,054	876,471
Income tax paid	$ 107,113	$ 2,341,285	$ 3,196,123	$ 2,017,078